AB CORPORATE SHARES (“Corporate Shares”)

- AB Taxable Multi-Sector Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM FUNDS (“FlexFee”)

- AB FlexFeeTM International Bond Portfolio

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- AB Balanced Wealth Strategy Portfolio

- AB Dynamic Asset Allocation Portfolio

- AB Intermediate Bond Portfolio

- AB Global Risk Allocation — Moderate Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB All Market Total Return Portfolio

- AB Conservative Wealth Strategy

- AB Tax-Managed All Market Income Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

-Short Duration Plus Portfolio

-Intermediate Duration Portfolio

-Overlay A Portfolio

-Tax-Aware Overlay A Portfolio

- Overlay B Portfolio

-Tax-Aware Overlay B Portfolio

-Tax-Aware Overlay C Portfolio

-Tax-Aware Overlay N Portfolio

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

-Intermediate Duration Institutional Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated March 20, 2019 to the following Statements of Additional Information (“SAIs”):

SAI	Date
Corporate Shares	August 31, 2018
EMMA	July 31, 2018
FlexFee	April 30, 2018, as revised January 17, 2019
AVP	May 1, 2018
Wealth Strategies	December 31, 2018
SCB Funds	January 28, 2019
SCB II	January 28, 2019

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For Corporate Shares and FlexFee, the disclosure below is added after “Information about the [Funds] and [Their] Investments – Certain Risk and Other Considerations – Risks of Investments in Foreign Securities”; and for SCB II, after “Investments – Foreign (Non-U.S.) Securities.”

Investments in China. Risks of investments in securities of Chinese issuers include market volatility, heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens, and the continuing importance of the role of the Chinese Government, which may take actions that affect economic and market practices. While the Chinese economy has grown rapidly in recent years, there is no guarantee that past growth rates will be maintained. In addition, trade disputes between China and its trading counterparties, including the United States, have arisen and may continue to arise. Such disputes have resulted in trade tariffs and may potentially result in future trade tariffs, as well as embargoes, trade limitations, trade wars and other negative consequences. These consequences could trigger, among other things, a substantial reduction in international trade and adverse effects on, and potential failure of, individual companies and/or large segments of China’s export industry, which could have potentially significant negative effects on the Chinese economy as well as the global economy. Risks of investments in issuers based in Hong Kong, a special administrative region of China, include heavy reliance on the U.S. economy and regional economies, particularly the Chinese economy, which makes these investments vulnerable to changes in these economies. These and related factors may result in adverse effects on investments in China and Hong Kong and have a negative impact on [a Fund’s] performance.

[The Fund] may invest in renminbi-denominated bonds issued in China (“RMB Bonds”). RMB Bonds, including government and corporate bonds, are available in the China Interbank Bond Market (“CIBM”) to eligible foreign investors through the CIBM Direct Access Program and through the China-Hong Kong Bond Connect program (“Bond Connect”). Both programs are relatively new. Laws, rules, regulations, policies and guidelines relating to each program are untested and subject to change.

The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agent.

Bond Connect provides a channel for overseas investors to invest in the Chinese bond market through investment links between Hong Kong and mainland China. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of the ultimate investors (such as a Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to numerous risks, including the risk that a Fund may have a limited ability to enforce its rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. Trading through Bond Connect is subject to other restrictions and risks. For example, Bond Connect is generally only available on business days when both the China and Hong Kong markets are open, which may limit a Fund’s ability to trade when it would be otherwise attractive to do so. Investing through Bond Connect also subjects the Fund to the clearance and settlement procedures associated with Bond Connect, which could pose risks to a Fund. Furthermore, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Uncertainties in China’s tax rules related to the taxation of income and gains from investments in Chinese interbank bonds could result in unexpected tax liabilities for a Fund. Investing in the CIBM will also expose the Fund to renminbi currency risks. The ability to hedge renminbi currency risks may be limited.  In addition, given the renminbi is subject to exchange control restrictions, a Fund could be adversely affected by delays in converting other currencies into renminbi and vice versa and at times when there are unfavorable market conditions.

For EMMA and AVP, the disclosure below is added after the last paragraph under “Information About the [Funds] and [Their] Investments – Certain Risk and Other Considerations – Investments in China”; for Wealth Strategies, after the last paragraph under “Description of the Funds – Certain Risk and Other Considerations – Investments in China”; and for SCB Funds, after the last paragraph under “Investment Strategies and Related Risks – Fixed-Income Portfolios and Overlay Portfolios— Investments in China.”

[SCB Funds SAI only:] Short Duration Plus Portfolio, Intermediate Duration Portfolio and the Overlay Portfolios are also subject to the risks of investments in securities of Chinese issuers. These risks and related factors may result in adverse effects on investments in China and Hong Kong and have a negative impact on the performance of these Portfolios.

[The Fund] may invest in renminbi-denominated bonds issued in China (“RMB Bonds”). RMB Bonds, including government and corporate bonds, are available in the China Interbank Bond Market (“CIBM”) to eligible foreign investors through the CIBM Direct Access Program and through the China-Hong Kong Bond Connect program (“Bond Connect”). Both programs are relatively new. Laws, rules, regulations, policies and guidelines relating to each program are untested and subject to change.

The CIBM Direct Access Program, established by the People’s Bank of China, allows eligible foreign institutional investors to conduct trading in the CIBM, subject to other rules and regulations as promulgated by Chinese authorities. Eligible foreign institutional investors who wish to invest directly in the CIBM through the CIBM Direct Access Program may do so through an onshore settlement agent, who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agent.

Bond Connect provides a channel for overseas investors to invest in the Chinese bond market through investment links between Hong Kong and mainland China. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of the ultimate investors (such as a Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to numerous risks, including the risk that a Fund may have a limited ability to enforce its rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. Trading through Bond Connect is subject to other restrictions and risks. For example, Bond Connect is generally only available on business days when both the China and Hong Kong markets are open, which may limit a Fund’s ability to trade when it would be otherwise attractive to do so. Investing through Bond Connect also subjects the Fund to the clearance and settlement procedures associated with Bond Connect, which could pose risks to a Fund. Furthermore, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Uncertainties in China’s tax rules related to the taxation of income and gains from investments in Chinese interbank bonds could result in unexpected tax liabilities for a Fund. Investing in the CIBM will also expose the Fund to renminbi currency risks. The ability to hedge renminbi currency risks may be limited. In addition, given the renminbi is subject to exchange control restrictions, a Fund could be adversely affected by delays in converting other currencies into renminbi and vice versa and at times when there are unfavorable market conditions.

* * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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